OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2019 vessel	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2020			$ 310,083
2021			272,961
2022			248,508
2023			234,689
2024			168,301
Thereafter			164,818
Total minimum lease revenues			1,399,360
Number of vessels committed to vessel upgrades	4	2		4
Assets Leased to Others
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
Cost			2,100,533	$ 2,336,269
Accumulated depreciation			315,934	309,135
Total			$ 1,784,599	$ 2,027,134